Summary of Held to Maturity Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held-to-maturity
Held-to-maturity securities-current	$ 9,401	$ 13,208
Held-to-maturity securities, non-current		1,558
Held-to-maturity securities	9,401	14,766
Corporate notes
Held-to-maturity
Held-to-maturity securities-current	9,401	13,208
Held-to-maturity securities, non-current		$ 1,558